Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

The tax effect for each component of other comprehensive income (loss) consisted of the following:

Three months ended June 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(110)	$29	$(81)
Changes in retirement plans’ funded status	6	(3)	3
Foreign currency translation	146	—	146
Share of other comprehensive income of entities using the equity method	3	—	3

Other comprehensive income	$45	$26	$71

Three months ended June 30, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$114	$(14)	$100
Changes in retirement plans’ funded status	20	(7)	13
Foreign currency translation	(369)	—	(369)
Unrealized loss on available for sale securities	(1)	—	(1)
Share of other comprehensive income (loss) of entities using the equity method	(22)	—	(22)

Other comprehensive income (loss)	$(258)	$(21)	$(279)

Six months ended June 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(172)	$49	$(123)
Changes in retirement plans’ funded status	20	(6)	14
Foreign currency translation	201	—	201
Share of other comprehensive income (loss) of entities using the equity method	(1)	—	(1)

Other comprehensive income	$48	$43	$91

Six months ended June 30, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$80	$(3)	$77
Changes in retirement plans’ funded status	64	(17)	47
Foreign currency translation	(301)	—	(301)
Unrealized loss on available for sale securities	(2)	—	(2)
Share of other comprehensive income (loss) of entities using the equity method	(13)	—	(13)

Other comprehensive income (loss)	$(172)	$(20)	$(192)

Components of Accumulated Other Comprehensive Income (Loss)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized Gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, December 31, 2012	$(41)	$(810)	$(70)	$2	$8	$(911)

Other comprehensive income (loss), before reclassifications	77	14	(265)	—	(11)	(185)
Amounts reclassified from other comprehensive income (loss)	(7)	32	—	(1)	—	24

Other comprehensive income (loss)¹	70	46	(265)	(1)	(11)	(161)

Balance, June 30, 2013	$29	$(764)	$(335)	$1	$(3)	$(1,072)

Balance, December 31, 2013	$49	$(826)	$(574)	$—	$(22)	$(1,373)

Other comprehensive income (loss), before reclassifications	(92)	(11)	201	—	(1)	97
Amounts reclassified from other comprehensive income (loss)	(31)	25	—	—	—	(6)

Other comprehensive income (loss)¹	(123)	14	201		(1)	91

Balance, June 30, 2014	$(74)	$(812)	$(373)	$—	$(23)	$(1,282)

¹	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of nil and $(21) million for the three months ended June 30, 2014 and 2013, and nil and $(31) for the six months ended June 30, 2014 and 2013, respectively.

Schedule of Reclassification Out of Accumulated Other Comprehensive Income

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2014 and 2013 consisted of the following:

	Amount reclassified from other comprehensive income (loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations line
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(in millions)		(in millions)
Cash flow hedges	$(8)	$(7)	$(12)	$(5)	Net sales
	(37)	10	(50)	13	Cost of goods sold
	12	(33)	12	(26)	Other, net
	12	3	5	8	Interest expense
	6	9	14	3	Income taxes

	$(15)	$(18)	$(31)	$(7)

Change in retirement plans’ funded status:
Amortization of actuarial losses	$19	$24	$36	$48	*
Amortization of prior service cost	(2)	(3)	(5)	(6)	*
	(3)	(5)	(6)	(10)	Income taxes

	$14	$16	$25	$32

Available-for-sale securities	$—	$—	$—	$(1)	Other, net

Total reclassifications, net of tax	$(1)	$(2)	$(6)	$24

*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.